Securitisations - Transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 161,343	£ 146,139
Liabilities carry amount	(91,472)	(88,643)
Barclays Bank Group [member] | Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	3,035	3,042
Assets Fair value	3,183	3,094
Liabilities carry amount	(2,426)	(2,975)
Liabilities fair value	£ (2,429)	£ (2,962)